UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 34.7%
$4,536,771	Ally Auto Receivables Trust 2015-2 0.911%, 3/15/2018[1,2]	$4,540,582
6,950,000	American Express Credit Account Master Trust 0.932%, 5/15/2020[1,2]	6,924,924
4,734,000	AmeriCredit Automobile Receivables Trust 2012-4 2.680%, 10/9/2018[1]	4,767,001
2,800,000	AmeriCredit Automobile Receivables Trust 2013-1 2.090%, 2/8/2019[1]	2,806,986
10,000,000	BA Credit Card Trust 0.871%, 10/15/2021[1,2]	10,011,140
5,390,000	Barclays Dryrock Issuance Trust 0.841%, 12/16/2019[1,2]	5,392,997
3,526,000	BMW Vehicle Lease Trust 2014-1 0.990%, 8/21/2017[1]	3,526,113
3,000,000	CARDS II Trust 1.207%, 7/15/2021[1,2,3]	3,000,000
13,050,000	Chase Issuance Trust 0.941%, 4/15/2019[1,2]	13,028,167
3,500,000	Chesapeake Funding II LLC 1.448%, 6/15/2028[1,2,3]	3,499,950
	Chesapeake Funding LLC
207,062	1.720%, 4/7/2024[1,2,3]	207,111
3,600,000	2.020%, 5/7/2024[1,2,3]	3,599,806
2,300,000	2.270%, 1/7/2025[2,3]	2,288,433
9,200,000	CNH Wholesale Master Note Trust 1.381%, 8/15/2019[1,2,3]	9,198,896
2,902,000	Discover Card Execution Note Trust 0.831%, 8/17/2020[1,2]	2,904,499
2,345,528	Enterprise Fleet Financing LLC 0.870%, 9/20/2019[1,3]	2,340,345
8,000,000	Evergreen Credit Card Trust Series 2016-1 1.201%, 4/15/2020[1,2,3]	8,014,462
11,500,000	First National Master Note Trust 2015-1 1.251%, 9/15/2020[1,2]	11,515,528
3,340,112	Ford Credit Auto Lease Trust 2014-A 1.160%, 8/15/2017[1]	3,339,687
10,250,000	Ford Credit Auto Owner Trust 2013-A 1.150%, 7/15/2018[1]	10,256,252
	Golden Credit Card Trust
6,590,000	0.911%, 9/15/2018[1,2,3]	6,591,147
4,000,000	1.770%, 1/15/2019[1,3]	4,010,676
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[1,3]	3,020,994
1,930,830	Hyundai Auto Receivables Trust 2015-C 0.851%, 11/15/2018[1,2]	1,931,453

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$10,000,000	Mercedes-Benz Master Owner Trust 2015-B 0.861%, 4/15/2020[1,2,3]	$9,983,500
859,433	Navient Private Education Loan Trust 2014-A 0.961%, 5/16/2022[1,2,3]	859,298
689,573	Navient Private Education Loan Trust 2015-B 1.081%, 5/15/2023[1,2,3]	689,011
965,845	Navient Student Loan Trust 2016-3 1.088%, 6/25/2065[1,2,3]	965,848
	NextGear Floorplan Master Owner Trust
6,565,000	1.920%, 10/15/2019[1,3]	6,552,264
6,000,000	2.142%, 4/15/2021[1,2,3]	6,012,426
10,000,000	Nissan Auto Lease Trust 2014-B 1.120%, 9/15/2017[1]	10,007,160
	Penarth Master Issuer PLC
6,000,000	0.882%, 3/18/2019[2,3]	5,983,230
1,900,000	0.882%, 5/18/2019[2,3]	1,892,888
	PFS Financing Corp.
8,000,000	1.331%, 10/15/2019[1,2,3]	7,907,232
2,000,000	1.081%, 10/15/2019[1,2,3]	1,990,964
1,892,880	Santander Drive Auto Receivables Trust 2012-2 3.870%, 2/15/2018[1]	1,895,151
4,907,000	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[1]	4,938,979
2,194,045	Santander Drive Auto Receivables Trust 2015-4 1.181%, 12/17/2018[1,2]	2,195,783
160,455	SLM Private Education Loan Trust 2012-C 1.581%, 8/15/2023[1,2,3]	160,467
1,644,967	SLM Private Education Loan Trust 2013-A 1.081%, 8/15/2022[1,2,3]	1,644,778
10,000,000	SLM Private Education Loan Trust 2013-C 1.881%, 10/15/2031[1,2,3]	9,967,180
5,554,250	SLM Private Education Loan Trust 2014-A 1.081%, 7/15/2022[1,2,3]	5,551,934
1,406,414	SLM Student Loan Trust 2011-2 1.088%, 11/25/2027[1,2]	1,395,151
3,000,000	SMART ABS Series 2015-1US Trust 0.999%, 9/14/2018[1,2]	2,992,796
10,000,000	Trillium Credit Card Trust II 1.210%, 5/26/2021[1,2,3]	10,000,020
10,000,000	Turquoise Card Backed Securities PLC 1.281%, 6/17/2019[1,2,3]	9,995,620

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$6,485,000	Volkswagen Credit Auto Master Trust 0.831%, 7/22/2019[1,2,3]	$6,439,041
	TOTAL ASSET-BACKED SECURITIES (Cost $237,111,035)	236,737,870

	CERTIFICATE OF DEPOSITS – 2.5%
5,500,000	Bank of Montreal 1.100%, 7/3/2017	5,491,706
5,300,000	Canadian Imperial Bank of Commerce 1.070%, 7/5/2017	5,288,944
6,000,000	Toronto-Dominion Bank 1.120%, 7/3/2017	5,992,236
	TOTAL CERTIFICATE OF DEPOSITS (Cost $16,800,000)	16,772,886

	COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
7,805,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.138%, 4/25/2024[1,2]	7,835,494
3,000,000	Holmes Master Issuer PLC 1.026%, 4/15/2017[2,3]	2,998,626
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,717,162)	10,834,120

	COMMERCIAL PAPERS – 4.7%
5,000,000	Albemarle Corp. 1.369%, 8/8/2016	4,998,687
6,000,000	Anheuser-Busch Inbev S.A./NV 1.318%, 2/21/2017	5,968,812
7,000,000	ANZ Bank New Zealand Ltd. 1.254%, 7/13/2017	6,915,720
9,100,000	Bayerische Landesbank 1.014%, 8/17/2016	9,095,956
5,000,000	Queensland Treasury Corp. 0.746%, 1/17/2017	4,981,010
	TOTAL COMMERCIAL PAPERS (Cost $31,949,649)	31,960,185

	CORPORATE BONDS – 27.6%
	COMMUNICATIONS – 2.9%
10,000,000	AT&T, Inc. 1.051%, 3/30/2017[2]	10,004,886
10,000,000	Verizon Communications, Inc. 1.057%, 6/9/2017[2]	10,015,580
		20,020,466

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Principal Amount			Value
		CORPORATE BONDS (Continued)
		CONSUMER, CYCLICAL – 4.3%
$		Daimler Finance North America LLC
	3,680,000	1.317%, 8/1/2016[2,3]	$3,680,000
	6,000,000	0.977%, 8/1/2017[2,3]	5,987,622
	10,000,000	Ford Motor Credit Co. LLC 1.181%, 9/8/2017[2]	9,983,370
	10,000,000	Volkswagen Group of America Finance LLC 1.024%, 5/23/2017[2,3]	9,959,020
			29,610,012
		CONSUMER, NON-CYCLICAL – 5.1%
	8,560,000	Actavis Funding SCS 1.736%, 3/12/2018[2,4]	8,608,287
	6,000,000	Aetna, Inc. 1.307%, 12/8/2017[2]	6,016,422
	10,000,000	BAT International Finance PLC 1.163%, 6/15/2018[2,3,4]	9,983,190
	10,000,000	Bayer U.S. Finance LLC 0.936%, 10/6/2017[2,3]	9,970,850
			34,578,749
		ENERGY – 2.8%
	5,000,000	BP Capital Markets PLC 1.052%, 2/13/2018[2,4]	4,986,840
	4,000,000	Chevron Corp. 0.856%, 3/2/2018[2]	3,986,780
	10,100,000	Statoil A.S.A. 0.832%, 11/9/2017[2,4]	10,096,041
			19,069,661
		FINANCIAL – 5.7%
	10,000,000	Bank of Nova Scotia 0.975%, 4/11/2017[2,4]	10,000,570
	5,000,000	Capital One N.A. 1.778%, 8/17/2018[1,2]	5,036,750
	10,000,000	Citigroup, Inc. 1.157%, 5/1/2017[2]	10,003,690
	10,000,000	Huntington National Bank 1.140%, 4/24/2017[1,2]	9,992,740
	4,000,000	MUFG Union Bank N.A. 1.033%, 5/5/2017[1,2]	4,000,884
			39,034,634
		INDUSTRIAL – 1.5%
	10,000,000	Kansas City Southern 1.443%, 10/28/2016[2]	9,999,870

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY – 4.4%
$10,000,000	Apple, Inc. 0.887%, 5/3/2018[2]	$10,023,120
10,000,000	Hewlett Packard Enterprise Co. 2.393%, 10/5/2017[2,3]	10,088,010
10,000,000	Oracle Corp. 0.857%, 7/7/2017[2]	10,011,970
		30,123,100
	UTILITIES – 0.9%
6,360,000	Duke Energy Corp. 1.034%, 4/3/2017[2]	6,360,591
	TOTAL CORPORATE BONDS (Cost $188,734,225)	188,797,083

	MEDIUM TERM NOTES – 8.9%
	CONSUMER, CYCLICAL – 1.4%
10,000,000	American Honda Finance Corp. 0.843%, 7/14/2017[2]	10,003,580

	FINANCIAL – 6.0%
10,000,000	Bank of America Corp. 1.272%, 8/25/2017[2]	10,011,940
10,000,000	Goldman Sachs Group, Inc. 1.305%, 6/4/2017[2]	10,013,490
10,000,000	JPMorgan Chase & Co. 1.146%, 2/15/2017[2]	10,013,760
10,000,000	Metropolitan Life Global Funding I 1.045%, 4/10/2017[2,3]	10,012,460
1,000,000	National City Bank 1.003%, 12/15/2016[2]	999,712
		41,051,362
	INDUSTRIAL – 1.5%
10,000,000	John Deere Capital Corp. 0.955%, 10/11/2016[2]	10,004,760
	TOTAL MEDIUM TERM NOTES (Cost $61,062,598)	61,059,702

Number of Shares

	SHORT-TERM INVESTMENTS – 20.2%
137,829,276	Federated Prime Value Obligations Fund, 0.35%[5]	137,829,276
	TOTAL SHORT-TERM INVESTMENTS (Cost $137,829,276)	137,829,276

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS – 100.2% (Cost $684,203,945)	$683,991,122
	Liabilities in Excess of Other Assets – (0.2)%	(1,037,302)
	TOTAL NET ASSETS – 100.0%	$682,953,820

PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $195,047,299.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 99.1%
43,460,392	Federated Prime Value Obligations Fund, 0.35%[1]	$43,460,392
	TOTAL SHORT-TERM INVESTMENTS (Cost $43,460,392)	43,460,392

	TOTAL INVESTMENTS – 99.1% (Cost $43,460,392)	43,460,392
	Other Assets in Excess of Liabilities – 0.9%	373,513

	TOTAL NET ASSETS – 100.0%	$43,833,905

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)

(33)	CAC 40 Index	August 2016	$(1,634,987)	$(1,637,088)	$(2,101)
53	E-Mini Dow Index	September 2016	4,875,737	4,865,930	(9,807)
73	KOSPI 200 Index	September 2016	8,222,359	8,241,700	19,341

TOTAL FUTURES CONTRACTS			$11,463,109	$11,470,542	$7,433

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 95.9%
	BASIC MATERIALS – 0.2%
366	EI du Pont de Nemours & Co.[1]	$25,316
164	Monsanto Co.[1]	17,510
		42,826
	COMMUNICATIONS – 14.0%
9,549	CDW Corp.[1]	409,939
15,530	Cisco Systems, Inc.[1]	474,131
15,309	Interpublic Group of Cos., Inc.[1]	353,025
2,186	John Wiley & Sons, Inc. - Class A1	126,132
6,131	Omnicom Group, Inc.[1]	504,520
11,480	Verizon Communications, Inc.[1]	636,107
		2,503,854
	CONSUMER, CYCLICAL – 8.9%
8,348	Best Buy Co., Inc.[1]	280,493
80	Ingram Micro, Inc. - Class A1	2,739
145	Johnson Controls, Inc.[1]	6,658
411	Michael Kors Holdings Ltd.*1, 2	21,257
3,243	MSC Industrial Direct Co. - Class A1	232,945
1,573	Regal Entertainment Group - Class A1	36,997
3,868	Starwood Hotels & Resorts Worldwide, Inc.[1]	301,936
671	Toro Co.[1]	61,699
3,598	Wal-Mart Stores, Inc.[1]	262,546
1,199	Williams-Sonoma, Inc.[1]	64,842
6,562	World Fuel Services Corp.[1]	312,351
		1,584,463
	CONSUMER, NON-CYCLICAL – 46.6%
5,418	AbbVie, Inc.[1]	358,834
1,278	Align Technology, Inc.*1	113,934
6,979	Altria Group, Inc.[1]	472,478
459	AmerisourceBergen Corp.[1]	39,102
2,911	Amgen, Inc.[1]	500,779
11,102	Baxter International, Inc.[1]	533,118
6,883	Blue Buffalo Pet Products, Inc.*1	176,755
11,233	Booz Allen Hamilton Holding Corp.[1]	346,875
11,830	Bruker Corp.[1]	294,804
285	Campbell Soup Co.[1]	17,747
186	Cardinal Health, Inc.[1]	15,550
1,141	Charles River Laboratories International, Inc.*1	100,328
79	Cigna Corp.[1]	10,188
6,249	DENTSPLY International, Inc.[1]	400,186
4,359	Euronet Worldwide, Inc.*1	332,417
33	Humana, Inc.[1]	5,694
5,715	Johnson & Johnson[1]	715,690

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,989	ManpowerGroup, Inc.[1]	$138,037
1,704	Medivation, Inc.*1	109,039
9,760	Merck & Co., Inc.[1]	572,522
7,044	Pfizer, Inc.[1]	259,853
4,836	Philip Morris International, Inc.[1]	484,857
305	Premier, Inc. - Class A*1	9,974
1,559	QIAGEN N.V.*1, 2	41,781
5,735	ResMed, Inc.[1]	395,027
4,069	Robert Half International, Inc.[1]	148,681
23,129	RR Donnelley & Sons Co.[1]	414,472
14,762	Square, Inc. - Class A*1	148,653
41	St. Jude Medical, Inc.[1]	3,405
8,489	Sysco Corp.[1]	439,645
2,671	Techne Corp.[1]	300,274
3,554	West Pharmaceutical Services, Inc.[1]	285,315
2,632	Zoetis, Inc.[1]	132,837
		8,318,851
	ENERGY – 3.9%
7,746	Antero Resources Corp.*1	202,868
8,461	Cabot Oil & Gas Corp.[1]	208,733
2,664	Oceaneering International, Inc.[1]	74,272
4,711	ONEOK, Inc.[1]	211,006
		696,879
	FINANCIAL – 5.5%
165	Communications Sales & Leasing, Inc. - REIT[1]	5,128
13,406	Corrections Corp. of America[1]	429,662
308	Erie Indemnity Co. - Class A1	30,089
12,065	Federated Investors, Inc. - Class B1	380,892
247	Lamar Advertising Co. - Class A1	16,762
6,017	Navient Corp.[1]	85,441
3,860	SLM Corp.*1	27,753
		975,727
	INDUSTRIAL – 6.1%
1,125	Avnet, Inc.[1]	46,238
5,557	C.H. Robinson Worldwide, Inc.[1]	386,878
1,667	Huntington Ingalls Industries, Inc.[1]	287,691
6,335	PerkinElmer, Inc.[1]	360,588
36	Waters Corp.*1	5,721
		1,087,116
	TECHNOLOGY – 9.5%
1,465	Accenture PLC - Class A1, 2	165,267
666	Amdocs Ltd.[1,2]	38,868

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
6,526	Broadridge Financial Solutions, Inc.[1]	$441,680
6,752	Brocade Communications Systems, Inc.[1]	62,793
11,798	CA, Inc.[1]	408,801
78	Computer Sciences Corp.[1]	3,731
1,513	CSRA, Inc.[1]	40,730
794	EMC Corp.[1]	22,454
10,430	Genpact Ltd.*1, 2	279,211
38	Jack Henry & Associates, Inc.[1]	3,391
87	KLA-Tencor Corp.[1]	6,587
3,435	Linear Technology Corp.[1]	206,066
138	Paychex, Inc.[1]	8,180
		1,687,759
	UTILITIES – 1.2%
8,423	Questar Corp.[1]	212,007
	TOTAL COMMON STOCKS (Cost $16,325,409)	17,109,482

	SHORT-TERM INVESTMENTS – 4.8%
848,622	Fidelity Institutional Money Market Funds Government Portfolio, 0.28%[3]	848,622
	TOTAL SHORT-TERM INVESTMENTS (Cost $848,622)	848,622

	TOTAL INVESTMENTS – 100.7% (Cost $17,174,031)	17,958,104
	Liabilities in Excess of Other Assets – (0.7)%	(116,493)
	TOTAL NET ASSETS – 100.0%	$17,841,611

	SECURITIES SOLD SHORT – (28.4)%
	COMMON STOCKS – (28.4)%
	BASIC MATERIALS – (1.6)%
(5,815)	CF Industries Holdings, Inc.	(143,514)
(1,018)	Freeport-McMoRan, Inc.	(13,193)
(14,302)	Platform Specialty Products Corp.*	(131,579)
		(288,286)
	COMMUNICATIONS – (5.6)%
(1,491)	ARRIS International PLC*2	(40,615)
(9,692)	CommScope Holding Co., Inc.*	(290,275)
(1,731)	Palo Alto Networks, Inc.*	(226,571)
(215)	Priceline Group, Inc.*	(290,424)
(8,944)	Twitter, Inc.*	(148,828)
		(996,713)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL – (2.8)%
(2,270)	Dunkin' Brands Group, Inc.	$(102,854)
(18,241)	J.C. Penney Co., Inc.*	(176,208)
(368)	MGM Resorts International*	(8,824)
(2,028)	Tempur Sealy International, Inc.*	(153,378)
(206)	Tesla Motors, Inc.*	(48,367)
		(489,631)
	CONSUMER, NON-CYCLICAL – (3.6)%
(2,312)	Agios Pharmaceuticals, Inc.*	(104,572)
(704)	Edgewell Personal Care Co.*	(59,565)
(1,996)	Neurocrine Biosciences, Inc.*	(100,259)
(4,361)	Verisk Analytics, Inc.*	(371,906)
		(636,302)
	DIVERSIFIED – (2.3)%
(22,873)	Leucadia National Corp.	(417,661)

	ENERGY – (2.0)%
(6,258)	Cheniere Energy, Inc.*	(261,772)
(1,001)	Newfield Exploration Co.*	(43,343)
(1,363)	Southwestern Energy Co.*	(19,873)
(2,037)	Superior Energy Services, Inc.	(32,531)
		(357,519)
	FINANCIAL – (1.7)%
(325)	Markel Corp.*	(308,344)

	INDUSTRIAL – (5.7)%
(1,002)	SBA Communications Corp. - Class A*	(115,230)
(2,936)	Stericycle, Inc.*	(265,033)
(12,490)	SunPower Corp.*	(182,104)
(754)	TransDigm Group, Inc.*	(210,758)
(4,690)	Zebra Technologies Corp. - Class A*	(248,617)
		(1,021,742)
	TECHNOLOGY – (2.7)%
(13,917)	Cypress Semiconductor Corp.	(161,994)
(1,606)	Micron Technology, Inc.*	(22,066)
(3,546)	Qorvo, Inc.*	(224,214)
(1,136)	Tableau Software, Inc. - Class A*	(64,195)
		(472,469)
	UTILITIES – (0.4)%
(4,713)	NRG Energy, Inc.	(65,228)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
TOTAL COMMON STOCKS (Proceeds $4,780,923)	$(5,053,895)
TOTAL SECURITIES SOLD SHORT(Proceeds $4,780,923)	$(5,053,895)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 99.5%
	BASIC MATERIALS – 7.3%
113,719	Fortescue Metals Group Ltd.	$387,849
562,800	Kinross Gold Corp.*	2,909,474
241,800	Mitsubishi Chemical Holdings Corp.	1,306,083
414,749	Newcrest Mining Ltd.*	8,077,724
153,326	Newmont Mining Corp.[4]	6,746,344
220,204	Nucor Corp.[4]	11,811,743
135,714	Rio Tinto Ltd.	5,178,924
261,900	Teck Resources Ltd.	4,174,113
222,800	Yamana Gold, Inc.	1,274,654
		41,866,908
	COMMUNICATIONS – 14.9%
15,759	Alphabet, Inc. - Class A*4	12,470,727
14,992	Amazon.com, Inc.*4	11,376,079
59,809	Auto Trader Group PLC[1]	293,528
117,113	CenturyLink, Inc.[4]	3,682,033
67,657	Cisco Systems, Inc.[4]	2,065,568
142,082	DISH Network Corp. - Class A*4	7,590,020
316,022	eBay, Inc.*4	9,847,246
37,105	F5 Networks, Inc.*4	4,579,499
2,119	Facebook, Inc. - Class A*4	262,629
22,500	Hakuhodo DY Holdings, Inc.	262,602
165,000	HKT Trust & HKT Ltd.	260,737
155,300	Mixi, Inc.	5,563,325
360,200	NTT DOCOMO, Inc.	9,784,597
2,911	Omnicom Group, Inc.[4]	239,546
15,200	Rogers Communications, Inc. - Class B	671,352
73,800	Start Today Co., Ltd.	3,516,946
36,156	TEGNA, Inc.[4]	791,816
103,800	Trend Micro, Inc.	3,768,927
64,633	VeriSign, Inc.*4	5,597,864
646,700	Vodafone Group PLC	1,964,578
		84,589,619
	CONSUMER, CYCLICAL – 14.5%
70,800	Bandai Namco Holdings, Inc.	1,876,647
114,414	Berkeley Group Holdings PLC	4,058,366
108,403	Carnival Corp.[2,4]	5,064,588
106,453	Coach, Inc.[4]	4,589,189
108,882	Compass Group PLC	2,068,527
142,747	Darden Restaurants, Inc.[4]	8,787,505
4,300	Dollarama, Inc.	317,931
25,008	Domino's Pizza, Inc.[4]	3,683,678
79,324	Fastenal Co.[4]	3,391,101
48,612	Flight Centre Travel Group Ltd.	1,191,303

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
197,381	GameStop Corp. - Class A4	$6,108,942
38,455	Hasbro, Inc.[4]	3,123,700
20,800	Hoshizaki Corp.	1,882,195
31,652	Lear Corp.[4]	3,590,919
119,374	McDonald's Corp.[4]	14,044,351
96,960	Michael Kors Holdings Ltd.*2,4	5,014,771
222,622	Persimmon PLC	4,970,605
819,615	Qantas Airways Ltd.*	1,967,786
27,200	Sankyo Co., Ltd.	990,345
131,200	Sega Sammy Holdings, Inc.	1,436,665
28,828	Southwest Airlines Co.[4]	1,066,924
864,639	Tabcorp Holdings Ltd.	3,217,148
		82,443,186
	CONSUMER, NON-CYCLICAL – 21.2%
30,949	Actelion Ltd.*	5,482,051
65,317	Altria Group, Inc.[4]	4,421,961
85,572	Amgen, Inc.[4]	14,720,951
6,008	Associated British Foods PLC	213,868
208,533	Baxter International, Inc.[4]	10,013,755
242,349	Coca-Cola Amatil Ltd.	1,695,320
346,000	First Pacific Co., Ltd.	269,097
186	Galenica A.G.	239,727
11,558	Genmab A/S*	2,095,553
93,009	Gilead Sciences, Inc.[4]	7,391,425
276,707	Hormel Foods Corp.[4]	10,335,006
594,000	Hutchison Port Holdings Trust - Class U2,4	282,625
3,915	Intuitive Surgical, Inc.*4	2,723,900
68,174	Johnson & Johnson[4]	8,537,430
47,938	ManpowerGroup, Inc.[4]	3,326,897
268,126	Marine Harvest A.S.A.*	4,572,888
29,400	Ono Pharmaceutical Co., Ltd.	1,057,455
43,000	Pola Orbis Holdings, Inc.	4,232,853
14,130	Regeneron Pharmaceuticals, Inc.*4	6,006,946
125,838	Robert Half International, Inc.[4]	4,598,121
38,900	Suzuken Co., Ltd.	1,240,679
603,837	Treasury Wine Estates Ltd.	4,435,327
128,025	Tyson Foods, Inc. - Class A4	9,422,640
111,823	Unilever N.V.	5,179,861
56,237	United Therapeutics Corp.*4	6,805,239
501,155	Wm Morrison Supermarkets PLC	1,231,597
		120,533,172
	DIVERSIFIED – 0.6%
576,000	NWS Holdings Ltd.	944,553

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED (Continued)
372,000	Wharf Holdings Ltd.	$2,570,887
		3,515,440
	ENERGY – 5.1%
40,700	ARC Resources Ltd.	715,998
21,923	DCC PLC	1,956,416
131,222	Galp Energia SGPS S.A.	1,797,382
68,327	HollyFrontier Corp.[4]	1,736,872
864,100	Inpex Corp.	6,869,444
50,168	Murphy Oil Corp.[4]	1,376,108
27,100	PrairieSky Royalty Ltd.	527,388
218,394	Statoil A.S.A.	3,471,891
1,054,000	TonenGeneral Sekiyu KK	9,522,041
118,400	Veresen, Inc.	1,002,007
		28,975,547
	FINANCIAL – 14.2%
26,440	Assurant, Inc.[4]	2,194,784
6,200	Bank of Nova Scotia	314,867
539,156	British Land Co. PLC - REIT	4,784,974
112,439	Cincinnati Financial Corp.[4]	8,399,193
28,830	CME Group, Inc.[4]	2,947,579
415,600	Dai-ichi Life Insurance Co., Ltd.	5,369,766
176,376	Equity Residential – REIT[4]	11,991,804
248,000	Fukuoka Financial Group, Inc.	947,516
154,600	H&R Real Estate Investment Trust - REIT	2,752,891
82,591	Hammerson PLC - REIT	609,671
305,000	Hang Lung Properties Ltd.	660,992
868,000	Hokuhoku Financial Group, Inc.	1,113,970
93,000	Hysan Development Co., Ltd.	428,871
2,534,783	Intesa Sanpaolo S.p.A.	5,294,565
1,087,500	Kerry Properties Ltd.	2,982,369
18,876	Liberty Property Trust – REIT[4]	781,089
954,500	Link - REIT	7,131,192
80,494	NN Group N.V.	2,171,043
5,500	Onex Corp.	341,407
7,493	Pargesa Holding S.A.	521,796
62,699	People's United Financial, Inc.[4]	950,517
121,940	Prudential Financial, Inc.[4]	9,180,863
28,869	Raiffeisen Bank International A.G.*	380,900
99,700	RioCan Real Estate Investment Trust - REIT	2,212,841
71,184	Segro PLC - REIT	417,099
180,000	Sino Land Co., Ltd.	322,067
31,200	Smart Real Estate Investment Trust - REIT	920,205
222,800	T&D Holdings, Inc.	2,272,117

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
33,795	Unum Group[4]	$1,129,091
220,000	Wheelock & Co., Ltd.	1,179,727
		80,705,766
	INDUSTRIAL – 5.2%
211,000	Asahi Glass Co., Ltd.	1,212,143
12,100	CCL Industries, Inc. - Class B	2,165,712
30,000	Cheung Kong Infrastructure Holdings Ltd.	265,584
11,176	Kuehne + Nagel International A.G.	1,567,615
57,353	L-3 Communications Holdings, Inc.[4]	8,696,435
279,804	Masco Corp.[4]	10,207,250
579,000	Nippon Express Co., Ltd.	2,920,729
120,700	Toyo Seikan Group Holdings Ltd.	2,351,516
464,300	Yangzijiang Shipbuilding Holdings Ltd.	302,953
		29,689,937
	TECHNOLOGY – 13.6%
213,164	Activision Blizzard, Inc.[4]	8,560,666
12,397	Adobe Systems, Inc.*4	1,213,170
323,619	CA, Inc.[4]	11,213,398
14,300	Constellation Software, Inc.	5,821,087
49,100	Konami Holdings Corp.	1,903,689
135,261	Linear Technology Corp.[4]	8,114,307
179,909	Maxim Integrated Products, Inc.[4]	7,336,689
96,340	NetApp, Inc.[4]	2,538,559
16,200	Nexon Co., Ltd.	240,164
324,286	Nuance Communications, Inc.*4	5,211,276
151,798	NVIDIA Corp.[4]	8,667,666
6,900	Oracle Corp.	419,770
77,413	Synopsys, Inc.*4	4,192,688
18,184	VMware, Inc. - Class A*4	1,327,068
208,549	Xilinx, Inc.[4]	10,652,683
		77,412,880
	UTILITIES – 2.9%
170,500	CLP Holdings Ltd.	1,776,935
129,261	Iberdrola S.A.	888,093
660,000	Power Assets Holdings Ltd.	6,469,912
319,356	Red Electrica Corp. S.A.	7,314,413
		16,449,353
	TOTAL COMMON STOCKS (Cost $529,008,777)	566,181,808

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 10.2%
58,135,019	Fidelity Institutional Money Market Funds Government Portfolio, 0.28%[3]	$58,135,019
	TOTAL SHORT-TERM INVESTMENTS (Cost $58,135,019)	58,135,019

	TOTAL INVESTMENTS – 109.7% (Cost $587,143,796)	624,316,827
	Liabilities in Excess of Other Assets – (9.7)%	(54,963,673)
	TOTAL NET ASSETS – 100.0%	$569,353,154

	SECURITIES SOLD SHORT – (29.7)%
	COMMON STOCKS – (29.7)%
	BASIC MATERIALS – (1.7)%
(236,344)	Alumina Ltd.	(238,966)
(90,542)	Axalta Coating Systems Ltd.*2	(2,584,974)
(240,139)	Fresnillo PLC	(6,145,156)
(37,805)	ThyssenKrupp A.G.	(866,920)
		(9,836,016)
	COMMUNICATIONS – (2.6)%
(6,838)	Charter Communications, Inc. - Class A*	(1,606,041)
(31,200)	Dentsu, Inc.	(1,490,569)
(176,604)	Level 3 Communications, Inc.*	(8,936,162)
(263,300)	Rakuten, Inc.	(2,979,670)
		(15,012,442)
	CONSUMER, CYCLICAL – (1.8)%
(2,959)	Dufry A.G.*	(340,497)
(95,616)	Royal Caribbean Cruises Ltd.[2]	(6,926,423)
(91,800)	Sony Corp.	(3,013,511)
		(10,280,431)
	CONSUMER, NON-CYCLICAL – (5.5)%
(38,647)	Alkermes PLC*2	(1,928,485)
(95,218)	Alnylam Pharmaceuticals, Inc.*	(6,482,442)
(119,047)	Ashtead Group PLC	(1,884,191)
(54,055)	BioMarin Pharmaceutical, Inc.*	(5,374,148)
(60,094)	United Rentals, Inc.*	(4,787,689)
(43,849)	Verisk Analytics, Inc.*	(3,739,443)
(74,429)	Vertex Pharmaceuticals, Inc.*	(7,219,613)
		(31,416,011)
	DIVERSIFIED – (0.3)%
(22,100)	Industrivarden A.B. - C Shares	(371,827)
(70,977)	Leucadia National Corp.	(1,296,040)
		(1,667,867)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY – (7.7)%
(17,968)	Baker Hughes, Inc.	$(859,409)
(27,148)	Cabot Oil & Gas Corp.	(669,741)
(154,991)	Cheniere Energy, Inc.*	(6,483,274)
(42,733)	Concho Resources, Inc.*	(5,307,439)
(30,778)	Continental Resources, Inc.*	(1,355,771)
(60,551)	EOG Resources, Inc.	(4,947,017)
(117,199)	Halliburton Co.	(5,116,908)
(236,321)	Kinder Morgan, Inc.	(4,804,406)
(84,452)	National Oilwell Varco, Inc.	(2,732,022)
(149,395)	Noble Energy, Inc.	(5,336,389)
(4,004)	Pioneer Natural Resources Co.	(650,930)
(8,687,445)	Saipem S.p.A.*	(3,806,160)
(75,622)	Williams Cos., Inc.	(1,812,659)
		(43,882,125)
	FINANCIAL – (5.7)%
(34,961)	AerCap Holdings N.V.*2	(1,276,426)
(75,506)	Credit Suisse Group A.G.*	(868,296)
(409,400)	Hulic Co., Ltd.	(4,246,607)
(195,362)	Insurance Australia Group Ltd.	(898,555)
(56,453)	Investor A.B. - B Shares	(1,944,349)
(6,009)	Julius Baer Group Ltd.*	(246,393)
(901,775)	Lloyds Banking Group PLC	(634,322)
(20,172)	Morgan Stanley	(579,542)
(43,300)	NTT Urban Development Corp.	(461,472)
(2,291,126)	Royal Bank of Scotland Group PLC*	(5,831,516)
(116,084)	St. James's Place PLC	(1,420,692)
(733,329)	Standard Chartered PLC	(5,863,818)
(194,254)	UBS Group A.G.	(2,670,431)
(43,862)	Willis Towers Watson PLC[2]	(5,422,221)
		(32,364,640)
	INDUSTRIAL – (1.1)%
(45,900)	Alps Electric Co., Ltd.	(1,022,346)
(50,322)	CNH Industrial N.V.	(359,353)
(20,117)	LafargeHolcim Ltd.*	(956,583)
(32,474)	SBA Communications Corp. - Class A*	(3,734,510)
		(6,072,792)
	TECHNOLOGY – (2.7)%
(101,767)	Autodesk, Inc.*	(6,050,048)
(92,038)	Hewlett Packard Enterprise Co.	(1,934,639)
(107,794)	Qorvo, Inc.*	(6,815,815)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(4,718)	ServiceNow, Inc.*	$(353,472)
		(15,153,974)
	UTILITIES – (0.6)%
(236,529)	Calpine Corp.*	(3,249,909)
	TOTAL COMMON STOCKS (Proceeds $155,379,207)	(168,936,207)
	TOTAL SECURITIES SOLD SHORT (Proceeds $155,379,207)	$(168,936,207)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $293,528.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 40.5%
	BASIC MATERIALS – 5.7%
12,625	AK Steel Holding Corp.*	$82,820
979	Albemarle Corp.	82,402
10,150	ArcelorMittal*1	66,178
10,692	Cliffs Natural Resources, Inc.*	84,574
1,556	Dow Chemical Co.	83,511
2,788	Freeport-McMoRan, Inc.	36,132
29,949	Gerdau S.A. - ADR	70,680
1,300	Newmont Mining Corp.	57,200
2,394	Rio Tinto PLC - ADR	78,571
3,377	United States Steel Corp.	92,834
		734,902
	COMMUNICATIONS – 1.8%
4,059	Ciena Corp.*	77,892
3,764	Finisar Corp.*	70,613
2,709	Pandora Media, Inc.*	36,842
2,337	Twitter, Inc.*	38,888
		224,235
	CONSUMER, CYCLICAL – 3.2%
269	Domino's Pizza, Inc.	39,624
1,686	DSW, Inc. - Class A	40,902
1,712	Hawaiian Holdings, Inc.*	77,947
3,148	MGM Resorts International*	75,489
1,783	Shake Shack, Inc.*	71,338
119	Tesla Motors, Inc.*	27,940
3,318	Wolverine World Wide, Inc.	81,258
		414,498
	CONSUMER, NON-CYCLICAL – 5.7%
293	Biogen Idec, Inc.*	84,949
698	Celgene Corp.*	78,309
11,885	Cosan Ltd.[1]	79,392
1,476	Mallinckrodt PLC*1	99,394
1,034	PayPal Holdings, Inc.*	38,506
400	PepsiCo, Inc.	43,568
5,378	Teladoc, Inc.*	93,792
704	TreeHouse Foods, Inc.*	72,646
977	Tyson Foods, Inc. - Class A	71,907
2,331	Whole Foods Market, Inc.	71,049
		733,512
	ENERGY – 5.6%
14,752	Chesapeake Energy Corp.*	79,956
1,193	CONSOL Energy, Inc.	23,120
4,500	Energy Transfer Equity LP	74,655

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
988	Energy Transfer Partners LP	$39,026
593	EQT Midstream Partners LP	47,327
3,973	Kinder Morgan, Inc.	80,771
9,727	Petroleo Brasileiro S.A. - ADR*	84,430
810	Phillips 66	61,609
2,892	Plains All American Pipeline LP	80,571
842	Tesoro Corp.	64,118
2,602	Williams Cos., Inc.	62,370
1,950	WPX Energy, Inc.*	19,481
		717,434
	FINANCIAL – 4.9%
8,917	Banco Bradesco S.A. - ADR	77,578
7,449	Banco Santander Brasil S.A. - ADR	46,556
4,094	Host Hotels & Resorts, Inc. - REIT	72,628
9,691	ICICI Bank Ltd. ADR	73,458
7,500	Itau Unibanco Holding S.A. - ADR	78,375
2,697	Morgan Stanley	77,485
1,489	Oaktree Capital Group LLC	69,119
1,061	Prologis, Inc. - REIT	57,814
16,495	Royal Bank of Scotland Group PLC - ADR*	84,124
		637,137
	INDUSTRIAL – 6.4%
500	3M Co.	89,180
1,556	B/E Aerospace, Inc.	74,431
1,048	Belden, Inc.	76,724
9,810	Cemex S.A.B. de C.V. - ADR*	75,050
1,217	Crane Co.	75,819
2,991	CSX Corp.	84,735
1,168	FLIR Systems, Inc.	38,054
349	Northrop Grumman Corp.	75,604
5,715	PGT, Inc.*	68,580
630	Raytheon Co.	87,904
903	Union Pacific Corp.	84,024
		830,105
	TECHNOLOGY – 5.5%
763	Apple, Inc.	79,512
1,604	Cavium, Inc.*	74,859
489	Electronic Arts, Inc.*	37,320
5,504	HP, Inc.	77,111
1,954	Maxim Integrated Products, Inc.	79,684
3,036	Micron Technology, Inc.*	41,715
1,244	Qorvo, Inc.*	78,658

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,206	Rovi Corp.*	$60,305
1,372	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	38,114
1,483	Western Digital Corp.	70,457
1,507	Xilinx, Inc.	76,978
		714,713
	UTILITIES – 1.7%
2,111	California Water Service Group	71,204
1,184	CenterPoint Energy, Inc.	28,321
3,654	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	34,494
255	Duke Energy Corp.	21,825
828	Entergy Corp.	67,391
		223,235
	TOTAL COMMON STOCKS (Cost $4,809,710)	5,229,771

	EXCHANGE-TRADED FUNDS – 20.6%
5,755	Energy Select Sector SPDR Fund	387,887
5,812	iShares Core U.S. Aggregate Bond ETF	656,930
527	iShares iBoxx $High Yield Corporate Bond Fund	45,011
438	iShares JP Morgan USD Emerging Markets Bond ETF	50,891
4,333	iShares Russell 2000 ETF	524,683
8,731	iShares Silver Trust*	168,945
4,134	Materials Select Sector SPDR Fund	201,409
1,258	SPDR Barclays High Yield Bond ETF	45,363
3,971	SPDR Gold Shares*	512,180
3,565	Templeton Dragon Fund, Inc.	64,562
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,576,878)	2,657,861

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 1.0%
	CALL OPTIONS – 1.0%
	Abbott Laboratories
57	Exercise Price: $41.00, Expiration Date: August 19, 2016	21,660
	Alphabet Inc.
2	Exercise Price: $750.00, Expiration Date: September 16, 2016	6,154
	Bank of America Corp.
156	Exercise Price: $15.00, Expiration Date: September 16, 2016	3,900
	Boeing Co.
40	Exercise Price: $145.00, Expiration Date: September 16, 2016	760
	Boston Scientific Corp.
28	Exercise Price: $19.00, Expiration Date: August 19, 2016	14,840

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	General Electric Co.
156	Exercise Price: $33.00, Expiration Date: October 21, 2016	$3,744
	Goldman Sachs Group Inc.
16	Exercise Price: $170.00, Expiration Date: October 21, 2016	3,472
	Intel Corp.
46	Exercise Price: $34.00, Expiration Date: October 21, 2016	7,682
	iShares MSCI Emerging Markets ETF
184	Exercise Price: $35.50, Expiration Date: August 19, 2016	19,320
	iShares Nasdaq Biotechnology ETF
12	Exercise Price: $300.00, Expiration Date: September 16, 2016	6,600
	iShares Russell 2000 ETF
58	Exercise Price: $120.00, Expiration Date: August 19, 2016	13,282
	Johnson & Johnson
37	Exercise Price: $130.00, Expiration Date: October 21, 2016	2,997
	Lowe's Cos Inc.
26	Exercise Price: $85.00, Expiration Date: October 21, 2016	3,874
	QUALCOMM Inc.
54	Exercise Price: $62.50, Expiration Date: October 21, 2016	11,016
	Starbucks Corp.
38	Exercise Price: $60.00, Expiration Date: October 21, 2016	3,800
	United Parcel Service Inc.
18	Exercise Price: $110.00, Expiration Date: October 21, 2016	2,826
	United Technologies Corp.
24	Exercise Price: $110.00, Expiration Date: November 18, 2016	5,832
	TOTAL CALL OPTIONS (Cost $87,759)	131,759
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $87,759)	131,759

Number of Shares
	SHORT-TERM INVESTMENTS – 33.1%
4,282,054	Fidelity Investments Money Market Funds Government Portfolio, 0.28%[2]	4,282,054
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,282,054)	4,282,054

	TOTAL INVESTMENTS – 95.2% (Cost $11,756,401)	12,301,445
	Other Assets in Excess of Liabilities – 4.8%	615,812
	TOTAL NET ASSETS – 100.0%	$12,917,257

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2016 (Unaudited)

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Counter-Trend Fund (formerly known as 361 Global Managed Futures Strategy Fund) (“Global Counter-Trend” or “Global Counter-Trend Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”) and 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Counter-Trend Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
July 31, 2016 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
July 31, 2016 (Unaudited)

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Short-Term Investments
The Managed Futures Strategy Fund and Global Counter-Trend Fund invest a significant amount (20.2% and 99.1%, respectively, of its net assets as of July 31, 2016) in the Federated Prime Value Obligations Fund (“PVOXX”). PVOXX invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Macro Opportunity Fund invests a significant amount (33.1% of its net assets as of July 31, 2016) in the Fidelity Investments Money Market Funds Government Portfolio (“FRGXX”). FRGXX invests primarily in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

PVOXX and FRGXX invest in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in PVOXX or FRGXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although PVOXX and FRGXX seek to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in PVOXX or FRGXX.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
July 31, 2016 (Unaudited)

PVOXX and FRGXX file complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per January 31, 2016 Semi-Annual report of Federated Prime Value Obligations Fund was 0.21%. The net expense ratio per March 31, 2016 Annual report of Fidelity Investments Money Market Funds Government Portfolio was 0.14%.

Note 3 – Federal Income Taxes
At July 31, 2016, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Counter-Trend Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund
Cost of investments	$684,203,945	$43,460,392	$17,174,031	$587,143,796	$11,757,024

Gross unrealized appreciation	$551,716	$-	$873,445	$48,919,464	$597,727
Gross unrealized depreciation	(764,539)	-	(89,372)	(11,746,433)	(53,306)
Net unrealized appreciation/ (depreciation) on investments	$(212,823)	$-	$784,073	$37,173,031	$544,421

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
July 31, 2016 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$236,737,870	$-	$236,737,870
Certificate of Deposits	-	16,772,886	-	16,772,886
Collateralized Mortgage Obligations	-	10,834,120	-	10,834,120
Commercial Paper	-	31,960,185	-	31,960,185
Corporate Bonds[1]	-	188,797,083	-	188,797,083
Medium Term Notes[1]	-	61,059,702	-	61,059,702
Short-Term Investments	137,829,276	-	-	137,829,276
Total Investments	$137,829,276	$546,161,846	$-	$683,991,122

Global Counter-Trend Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$43,460,392	$-	$-	$43,460,392
Total Investments	43,460,392	-	-	43,460,392
Other Financial Instruments[2]
Futures Contracts	19,341	-	-	19,341
Total Assets	$43,479,733	$-	$-	$43,479,733

Liabilities
Other Financial Instruments[2]
Futures Contracts	$11,908	$-	$-	$11,908
Total Liabilities	$11,908	$-	$-	$11,908

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
July 31, 2016 (Unaudited)

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$17,109,482	$-	$-	$17,109,482
Short-Term Investments	848,622	-	-	848,622
Total Assets	$17,958,104	$-	$-	$17,958,104

Liabilities
Securities Sold Short
Common Stocks[1]	$5,053,895	$-	$-	$5,053,895
Total Liabilities	$5,053,895	$-	$-	$5,053,895

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$26,916,327	$14,950,581	$-	$41,866,908
Communications	59,435,117	25,154,502	-	84,589,619
Consumer, Cyclical	58,783,600	23,659,586	-	82,443,186
Consumer, Non-cyclical	93,484,133	27,049,039	-	120,533,172
Diversified	-	3,515,440	-	3,515,440
Energy	5,358,374	23,617,173	-	28,975,547
Financial	44,117,131	36,588,635	-	80,705,766
Industrial	21,069,397	8,620,540	-	29,689,937
Technology	74,849,258	2,563,622	-	77,412,880
Utilities	-	16,449,353	-	16,449,353
Short-Term Investments	58,135,019	-	-	58,135,019
Total Assets	$442,148,356	$182,168,471	$-	$624,316,827

Liabilities
Common Stocks
Basic Materials	$2,584,974	$7,251,042	$-	$9,836,016
Communications	10,542,203	4,470,239	-	15,012,442
Consumer, Cyclical	6,926,423	3,354,007	-	10,280,430
Consumer, Non-cyclical	29,531,820	1,884,191	-	31,416,011
Diversified	1,296,040	371,827	-	1,667,867
Energy	40,075,966	3,806,160	-	43,882,126
Financial	7,278,188	25,086,452	-	32,364,640
Industrial	3,734,510	2,338,282	-	6,072,792
Technology	15,153,974	-	-	15,153,974
Utilities	3,249,909	-	-	3,249,909
Total Liabilities	$120,374,007	$48,562,200	$-	$168,936,207

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS- Continued
July 31, 2016 (Unaudited)

Macro Opportunity Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$5,229,771	$-	$-	$5,229,771
Exchange-Traded Funds	2,657,861	-	-	2,657,861
Short-Term Investments	4,282,054	-	-	4,282,054
Purchased Options Contracts	116,919	14,840		131,759
Total Assets	$12,286,605	$14,840	$-	$12,301,445

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/2016